Proskauer rose LLP

Eleven Times Square

New York, New York 10036

May 12, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BNY Mellon Investment Funds I (811-04813) Registration Statement on Form N-14

On behalf of BNY Mellon Investment Funds I (the "Registrant"), transmitted herewith is the Registrant's registration statement on Form N-14 (the "Registration Statement"). The Registration Statement contains a Prospectus/Proxy Statement (the "Prospectus/Proxy Statement ), seeking the approval of shareholders of BNY Mellon Structured Midcap Fund (the "Fund"), a series of BNY Mellon Advantage Funds, Inc. (the "Company"), of an Agreement and Plan of Reorganization to allow the Fund to transfer all of its assets in a tax-free reorganization to BNY Mellon Small/Mid Cap Growth Fund (the "Acquiring Fund"), a series of the Registrant, in exchange solely for Class A, Class C, Class I and Class Y shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities (the "Reorganization"). It is contemplated that each shareholder will receive for his or her Fund shares a number of Class A, Class C, Class I or Class Y shares (or fractions thereof) of the Acquiring Fund with an aggregate net asset value equal to the aggregate net asset value of the shareholder's Class A, Class C, Class I or Class Y Fund shares, respectively, as of the date of the Reorganization. The Fund and the Acquiring Fund are each an open-end investment company. The Acquiring Fund and Fund are advised by BNY Mellon Investment Adviser, Inc. ("BNYM Investment Adviser") and sub-advised by Mellon Investments Corporation ("Mellon"), an affiliate of BNYM Investment Adviser.

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. The Registrant will file a Post-Effective Amendment that will include a copy of the final tax opinion.

The Company intends to mail the Prospectus/Proxy Statement in September to the Fund's shareholders of record as of the close of business on June 15, 2021. A special meeting of shareholders is scheduled to be held virtually on August 23, 2021 at 10:00 a.m., Eastern time to vote on the Agreement and Plan of Reorganization. No other business is expected to be presented at that meeting. If the Reorganization is approved, it currently is expected to be consummated on or about November 5, 2021.

The Acquiring Fund has been determined to be the accounting survivor of the Reorganization, after consideration of certain factors including those set forth in North American Security Trust (SEC No-Action Letter, August 5, 1994). Such determinations were made in consultation with counsel to the Fund and to the independent board members of the funds. These factors include those noted below:

●	Investment Adviser. As described in greater detail in the Prospectus/Proxy Statement, the Acquiring Fund and the Fund are advised by BNYM Investment Adviser and sub-advised by Mellon, an affiliate of BNYM Investment Adviser The Acquiring Fund's portfolio management team will be responsible for managing the combined fund after the Reorganization.
●	Investment Objectives, Policies and Restrictions. As described in greater detail in the Prospectus/Proxy Statement, the Acquiring Fund and the Fund have the same investment objective and similar investment management policies. However, the investment practices and limitations of each fund are not identical.

To pursue its goal, the Acquiring Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-cap and mid-cap U.S. companies. The Acquiring Fund currently considers small-cap and mid-cap companies to be those with total market capitalizations that are equal to or less than the total market capitalization of the largest company included in the Russell 2500™ Growth Index, the Acquiring Fund's benchmark index.

To pursue its goal, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of companies included in the S&P Midcap 400® Index, the Fund's benchmark index, or the Russell Midcap® Index.

The Acquiring Fund's portfolio managers employ a growth-oriented investment style in managing the Acquiring Fund's portfolio, which means the portfolio managers seek to identify those small-cap and mid-cap companies which are experiencing or are expected to experience rapid earnings or revenue growth. The Acquiring Fund's portfolio managers focus on high quality companies, especially those with products or services that are believed to be leaders in their market niches. The Acquiring Fund's portfolio managers focus on individual stock selection using fundamental research instead of trying to predict which industries or sectors will perform best.

The Fund's portfolio managers select stocks through a "bottom-up," structured approach that seeks to identify undervalued securities using a quantitative screening process. This process is driven by a proprietary quantitative model that measures a diverse set of characteristics of stocks to identify and rank stocks based on relative value, momentum/sentiment, and earnings quality measures. Next, the Fund's portfolio managers construct the portfolio through a risk controlled process, focusing on stock selection as opposed to making proactive decisions as to industry and sector exposure. The Fund seeks to maintain a portfolio that has exposure to industries and market capitalizations that are generally similar to those of the S&P Midcap 400® Index. Finally, within each sector and style subset, the Fund seeks to overweight the most attractive stocks and underweight or not hold the stocks that have been ranked least attractive.

The Acquiring Fund and the Fund have substantially similar fundamental investment restrictions, except that the Acquiring Fund is non-diversified.

The Acquiring Fund's investment objective, policies and restrictions will be used to manage the combined fund after the Reorganization.

●	Expense Structure and Expense Ratios. The Fund has agreed to pay BNYM Investment Adviser a management fee at the annual rate of 0.75% of the value of the Fund's average daily net assets. BNYM Investment Adviser, in turn, pays Mellon for the provision of sub-investment advisory services to the Fund. The Acquiring Fund has agreed to pay BNYM Investment Adviser an investment advisory fee at the annual rate of 0.60% of the value of the Acquiring Fund's average daily net assets. BNYM Investment Adviser, in turn, pays Mellon for the provision of sub-investment advisory services to the Acquiring Fund. In addition, the Acquiring Fund has agreed to pay BNYM Investment Adviser an administration fee at the annual rate of 0.06% of the value of the Acquiring Fund's average daily net assets up to $500 million, 0.04% of the next $500 million of such assets and 0.02% of the Acquiring Fund's average daily net assets in excess of $1 billion (but limited to the amount of BNYM Investment Adviser's costs of providing administrative services to the Acquiring Fund). For the past fiscal year, the Acquiring Fund paid BNYM Investment Adviser an administration fee at the annual rate of 0.01% of the value of the Acquiring Fund's average daily net assets.

In addition, the Acquiring Fund's Class A, Class C, Class I and Class Y shares had a lower total annual expense ratio than the corresponding class of shares of the Fund (after, for each Class of the Fund, expense waivers and expense reimbursement arrangements) based on the expenses of each fund as of its most recent fiscal year end. As of February 26, 2021, Class A, Class C, Class I and Class Y shares of the Acquiring Fund continued to have lower expense ratios than the corresponding class of shares of the Fund (after, for each Class of the Fund, expense waivers and expense reimbursement arrangements). As to the Fund, BNYM Investment Adviser has contractually agreed, until December 31, 2021, to waive receipt of its fees and/or assume the direct expenses of the Fund so that the direct expenses of none of the Fund's classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.90%. The Acquiring Fund's expense structure, including its class structure and sales loads, and its management and shareholder services fees, will be the expense structure of the combined fund after the Reorganization.

●	Asset Size. The funds have differing asset sizes, with the Acquiring Fund having substantially more assets than the Fund. As of February 26, 2021, the Acquiring Fund and the Fund had net assets of approximately $766.7 million and $74.5 million, respectively.
●	Portfolio Composition. The portfolio composition of the combined fund after the Reorganization will be based on the Acquiring Fund's investment objective, policies and restrictions. Although the funds have similar investment management policies, their portfolio holdings differ. As a result, in connection with the Reorganization, management currently estimates that, based on Fund assets and portfolio composition as of April 5, 2021, portfolio securities representing approximately 49.63% of the Fund's net assets (approximately $113.556.36 million of the Fund's net assets) may be sold by the Fund before consummation of the Reorganization. In addition, the Fund, the Acquiring Fund and the combined fund may buy and sell securities in the normal course of their operations, the transaction costs for which would be borne by the respective fund. Any sales of portfolio securities by a fund will be subject to any restrictions imposed by the Internal Revenue Code of 1986, as amended, with respect to the tax-free nature of the Reorganization.

It is appropriate for the Acquiring Fund to be the accounting survivor because the Acquiring Fund's investment objective, policies and restrictions and class and expense structure will be used in managing the combined fund. The Acquiring Fund's adviser, sub-adviser and portfolio managers will continue in their roles for the combined fund after the Reorganization. The Acquiring Fund also has substantially more assets than the Fund. Finally, the portfolio composition of the combined fund after the Reorganization will be based on the Acquiring Fund's investment objective, policies and restrictions.

Please telephone the undersigned at 212.969.3381, or David Stephens of this office at 212.969.3357, if you have any questions.

Very truly yours,

/s/ Lisa Goldstein
Lisa Goldstein